Intangible Assets - Activity (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net		$ 24,011,000	$ 24,490,000	$ 0	$ 0
Useful life			13 years
Licensing Agreement
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net		24,011,000	$ 24,490,000
Intangible assets, gross		$ 25,000,000	$ 25,000,000
Useful life		13 years	13 years
Intangible asset amortization expense		$ 479,000	$ 510,000
pSivida
Finite-Lived Intangible Assets [Line Items]
Additional milestone payment after the first product approved by the FDA	$ 25,000,000		$ 25,000,000.0